ACCRUED LIABILITIES AND OTHER PAYABLES (Details Textual) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	¥ 16,200,000	¥ 17,200,000
Bottom of range [member]
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	400,000
Top of range [member]
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	¥ 1,000,000